Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 215,931,000	$ 157,436,000	$ 133,932,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	6,112,000	11,221,000	19,859,000
Specific reserve, other real estate owned	3,071,000	710,000	2,351,000
Depreciation of bank premises and equipment	25,873,000	25,281,000	24,738,000
Gain on sale of bank premises and equipment	(1,456,000)	(38,000)	(450,000)
Gain (loss) on sale of other real estate owned	(1,465,000)	(703,000)	86,000
Accretion of investment securities discounts	(271,000)	(393,000)	(539,000)
Amortization of investment securities premiums	20,087,000	24,040,000	26,873,000
Investment securities transactions, net	141,000	4,774,000	2,626,000
Impairment charges on available for sale securities			354,000
Unrealized loss on equity securities with readily determinable fair values	388,000
Amortization of identified intangible assets		25,000	128,000
Stock based compensation expense	1,035,000	903,000	1,082,000
Earnings from affiliates and other investments	(15,484,000)	(13,198,000)	(14,315,000)
Deferred tax expense	5,143,000	4,570,000	7,306,000
Increase in accrued interest receivable	(2,347,000)	(2,284,000)	(600,000)
(Increase) decrease in other assets	(51,827,000)	(16,117,000)	7,494,000
Net increase (decrease) in other liabilities	24,916,000	592,000	(7,705,000)
Net cash provided by operating activities	229,847,000	196,819,000	203,220,000
Investing activities:
Proceeds from maturities of securities	2,275,000		1,200,000
Proceeds from sales and calls of available for sale securities	38,175,000	396,066,000	352,743,000
Proceeds from sales of equity securities with readily determinable fair values	21,607,000
Purchases of available for sale securities	(47,346,000)	(1,182,006,000)	(1,325,657,000)
Principal collected on mortgage backed securities	675,304,000	780,097,000	919,594,000
Net increase in loans	(258,142,000)	(394,267,000)	(38,523,000)
Purchases of other investments	(43,418,000)	(26,193,000)	(49,013,000)
Distributions from other investments	3,668,000	20,344,000	23,276,000
Purchases of bank premises and equipment	(21,395,000)	(14,315,000)	(38,856,000)
Proceeds from sales of bank premises and equipment	4,533,000	2,201,000	3,701,000
Proceeds from sales of other real estate owned	4,179,000	14,266,000	13,772,000
Net cash provided by (used in) investing activities	379,440,000	(403,807,000)	(137,763,000)
Financing activities:
Net increase in non-interest bearing demand deposits	211,585,000	85,204,000	8,433,000
Net increase in savings and interest bearing demand deposits	23,106,000	41,403,000	183,506,000
Net decrease in time deposits	(83,038,000)	(191,804,000)	(118,103,000)
Net decrease in securities sold under repurchase agreements	(123,816,000)	(151,180,000)	(322,787,000)
Net (decrease) increase in other borrowed funds	(489,560,000)	461,850,000	227,625,000
Redemption of long-term debt			(1,000,000)
Repurchase of outstanding common stock warrant	(29,005,000)
Purchase of treasury stock	(19,042,000)	(187,000)	(7,966,000)
Proceeds from stock transactions	1,522,000	1,455,000	549,000
Payments of cash dividends - common	(49,599,000)	(43,594,000)	(39,569,000)
Net cash (used in) provided by financing activities	(557,847,000)	203,147,000	(69,312,000)
Increase (decrease) in cash and cash equivalents	51,440,000	(3,841,000)	(3,855,000)
Cash and cash equivalents at beginning of period	265,357,000	269,198,000	273,053,000
Cash and cash equivalents at end of period	316,797,000	265,357,000	269,198,000
Supplemental cash flow information:
Interest paid	50,623,000	38,995,000	44,069,000
Income taxes paid	40,565,000	66,983,000	49,925,000
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	$ 32,610,000	$ 2,588,000	$ 2,563,000